UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                         FORM 13F

                   FORM 13F COVER PAGE

REPORT FOR THE CALENDAR QUARTER ENDED: 09/30/1999

CHECK HERE IF AMENDMENT (X); AMENDMENT NUMBER: 1
THIS AMENDMENT (CHECK ONLY ONE):( ) IS A RESTATEMENT
                                (X) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    THE CHASE MANHATTAN CORPORATION
ADDRESS: 270 PARK AVENUE
         N.Y., N.Y. 10017-2070

13F FILE NUMBER: 28-694

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:  ANTHONY HORAN
TITLE: CORPORATE SECRETARY
PHONE: 212-270-7122
SIGNATURE, PLACE AND DATE OF SIGNING:
ANTHONY HORAN, N.Y., N.Y.   12/03/1999

REPORT TYPE (CHECK ONLY ONE):
(X) 13F HOLDINGS REPORT
( ) 13F NOTICE
( ) 13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 11

LIST OF OTHER INCLUDED MANAGERS:
NO.  13F FILE NUMBER    NAME
01   28-694             CAPITAL MARKET TRANSACTIONS INC.
02   28-694             CHASE ASSET MANAGEMENT INC.
03   28-694             CHASE EQUITY ASSOCIATES, L.P.
04   28-694             CHASE MANHATTAN PRIVATE BANK, NATIONAL
                        ASSOCIATION
05   28-694             CHASE MANHATTAN BANK AND TRUST COMPANY, NATIONAL
                        ASSOCIATION
06   28-694             CHASE SECURITIES INC.
07   28-694             CHASE VENTURE CAPITAL ASSOCIATES, L.P.
08   28-694             CHASE BANK OF TEXAS, NATIONAL ASSOCIATION
09   28-694             THE CHASE MANHATTAN BANK
10   28-694             OTHER CAPITAL VENTURE
11   28-694             CHASE MANHATTAN CAPITAL

1AMS0449A    RUN DATE/TIME: 12/01/99  15:49    ***  FORM 13F  ***       THE CHASE MANHATTAN CORPORATION           FILE NUMBER 28-694
  FOR QTR ENDING 09/30/99                                   * * *  S E C   USE   ONLY  * * *                      PAGE    1  OF    1
                                                                                                                                ____
                                                                 ITEM 6:
                                                                 INVESTMENT DISCRETION
                                          ITEM 4:      ITEM 5:   --------------------- ITEM 7:    ITEM 8:
                                         FAIR MKT    SHARES OR   A:   B:SHARE C:       MANAGERS   VOTING   AUTHORITY   (SHARES)
  ITEMS  1  &  2:               ITEM  3:    VALUE    PRINCIPAL        AS IN   SHARED   SEE        ----------------------------------
  NAME AND CLASS OF ISSUER      CUSIP     (000'S)       AMOUNT   SOLE INS.V   OTHER    INS.V      A:SOLE      B:SHARED        C:NONE
 -----------------------------------------------------------------------------------------------------------------------------------
0 COMPUTER MOTION INC           20525310      819       81,895        X                07         81,895             0             0
  COM
0                                           1,386      138,590        X                11        138,590             0             0
-
0 GUITAR CTR MGMT INC           40204010    4,897      518,910        X                03        518,910             0             0
  COM
0                                          43,360    4,594,164        X                07      4,589,164             0         5,000
-
0 HAYES LEMMERZ INTL INC        42078110   29,760    1,280,000        X                03      1,100,974             0       179,026
  COM
-
0 HOME PRODS INTL INC           43730510   14,165    1,333,139        X                07      1,333,139             0             0
  COM
-
0 INTERNATIONAL HOME FOODS INC  45965510   42,373    2,421,333        X                03      2,421,333             0             0
  COM
-
0 LANDEC CORP                   51476610    6,879    1,342,251        X                07      1,306,817             0        35,434
  COM
-
0 PETCO ANIMAL SUPPLIES         71601610    6,591      555,000        X                03        555,000             0             0
  COM
-
0 UROLOGIX INC                  91727310       69       19,954        X                10         19,954             0             0
  COM
-